Financial instruments - market and other risks (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount			Fair value
	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2016
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	183,914	—	183,914	—	—	178,216	178,216
Trade and other receivables * (Note 11)	—	145,193	—	145,193	—	—	—	—
Cash and cash equivalents (Note 12)	—	206,689	—	206,689	—	—	—	—
	—	535,796	—	535,796

Financial liabilities not measured at fair value
Secured bank loans (Note 15)		—	1,085,562	1,085,562	—	1,092,023	—	1,092,023
Unsecured bank loans (Note 15)		—	—	—	—	—	—	—
Trade and other payables * (Note 17)		—	56,113	56,113	—	—	—	—
Advances received on contracts (Note 17)		—	533	533	—	—	—	—
		—	1,142,208	1,142,208

		Carrying amount			Fair value
	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables * (Note 11)	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents (Note 12)	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	701,091	701,091	—	706,056	—	706,056
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables * (Note 17)	—	—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 17)	—	—	539	539	—	—	—	—
	—	—	950,594	950,594

* Deferred charges (see Note 11) and deferred income (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities
It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

		Carrying amount			Fair value
	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2016
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	183,914	—	183,914	—	—	178,216	178,216
Trade and other receivables * (Note 11)	—	145,193	—	145,193	—	—	—	—
Cash and cash equivalents (Note 12)	—	206,689	—	206,689	—	—	—	—
	—	535,796	—	535,796

Financial liabilities not measured at fair value
Secured bank loans (Note 15)		—	1,085,562	1,085,562	—	1,092,023	—	1,092,023
Unsecured bank loans (Note 15)		—	—	—	—	—	—	—
Trade and other payables * (Note 17)		—	56,113	56,113	—	—	—	—
Advances received on contracts (Note 17)		—	533	533	—	—	—	—
		—	1,142,208	1,142,208

		Carrying amount			Fair value
	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467
Financial assets not measured at fair value
Non-current receivables (Note 10)	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables * (Note 11)	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents (Note 12)	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	701,091	701,091	—	706,056	—	706,056
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables * (Note 17)	—	—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 17)	—	—	539	539	—	—	—	—
	—	—	950,594	950,594

* Deferred charges (see Note 11) and deferred income (see Note 17), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting of shareholders' loans)	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)		Not applicable

Disclosure of financial assets that are either past due or impaired [text block]
The ageing of trade and other receivables is as follows:

(in thousands of USD)	2017	2016
Not past due	124,243	155,950
Past due 0-30 days	2,071	1,261
Past due 31-365 days	9,784	7,666
More than one year	699	1,465
Total trade and other receivables	136,797	166,342

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Convertible and other Notes	Total
More than 5 years	147,174	—	147,174
Between 1 and 5 years	805,252	—	805,252
More than 1 year	952,426	—	952,426
Less than 1 year	100,022	—	100,022
At January 1, 2016	1,052,448	—	1,052,448

New loans	740,286	—	740,286
Scheduled repayments	(60,015)	—	(60,015)
Early repayments	(714,000)	—	(714,000)
Acquisitions through business combinations (Note 24)	61,065	—	61,065
Other changes	5,778	—	5,778
Balance at December 31, 2016	1,085,562	—	1,085,562

More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
Balance at December 31, 2016	1,085,562	—	1,085,562

	Bank loans	Convertible and other Notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2016
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	1,085,562	1,218,702	150,630	718,950	349,122
Current trade and other payables * (Note 17)	56,113	56,113	56,113	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,141,675	1,274,815	206,743	718,950	349,122

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2017
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010	—	—
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—
* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2016
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	1,085,562	1,218,702	150,630	718,950	349,122
Current trade and other payables * (Note 17)	56,113	56,113	56,113	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,141,675	1,274,815	206,743	718,950	349,122

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2017
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010	—	—
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—
* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2017	2016	2015
Equity	211	532	473
Profit or loss	(7,113)	(10,025)	(9,565)
Every increase (decrease) of 1,000 USD on the spot tanker freight market (VLCC and Suezmax) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2017		2016		2015
	Profit or loss		Profit or loss		Profit or loss
	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD	1,000 USD
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	13,420	(13,420)	14,140	(14,140)	12,972	(12,972)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2015
Variable rate instruments	(5,670)	5,670	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(5,670)	5,670	—	—

December 31, 2016
Variable rate instruments	(5,315)	5,315	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(5,315)	5,315	—	—

December 31, 2017
Variable rate instruments	(4,685)	4,685	—	—
Interest rate swaps	—	—	—	—
Cash Flow Sensitivity (Net)	(4,685)	4,685	—	—

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2017	2016
FIXED RATE INSTRUMENTS
Financial assets	—	—
Financial liabilities	147,619	—
	147,619	—

VARIABLE RATE INSTRUMENTS
Financial liabilities	751,101	1,085,562
	751,101	1,085,562

Schedule of currency risk related to operating expenses

(in thousands of USD)	December 31, 2017		December 31, 2016			December 31, 2015
	EUR	USD	EUR		USD	EUR		USD
Trade payables	(7,891)	(11,383)	(8,725)		(9,383)	(9,913)		(13,121)
Operating expenses	(89,289)	(452,113)	(92,608)		(440,830)	(89,457)		(425,806)
Treasury Notes	(50,010)	—	—	—	—	—	—	—